Significant Management Judgement in Applying Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Significant Management Judgement in Applying Accounting Policies [Abstract]
Income tax payable	$ 212	$ 0